COMMITMENTS AND CONTINGENCIES - Registration Rights Agreement (Details) - ITHAX ACQUISITION CORP.	Jul. 18, 2022 shares
Number of shares subject to resale rights registration	74,300,000
Number of PIPE shares	7,000,000
Number of merger consideration shares	60,800,000
Number of earn out shares	6,500,000